Expense Example	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 10 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 10 Years
USD ($)	51	173	307	696	275	395	525	905	36	126	224	512	392	535	691	1,144	246	452	782	1,509	54	170	296	665	406	578	765	1,306	259	493	850	1,657	68	214	373	835	390	529	681	1,121	244	446	771	1,486	51	160	280	628